Combined Consolidated Statements of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Cash Flows From (Used In) Operating Activities:
Net earnings	[1]	$ 270		$ 73		$ 18
Adjustments to reconcile net earnings to net cash from operating activities:
Depreciation and amortization expenses	[1],[2]	180		79		48
Amortization of debt issuance costs	[2]	8		6		2
Unit-based compensation expense	[2]	6		2		2
Other non-cash operating activities	[2]	5		(5)		0
Changes in receivables	[2]	(21)		(8)		(48)
Changes in other current assets	[2]	(9)		10		(2)
Changes in current liabilities	[2]	(7)		9		50
Changes in other noncurrent assets and liabilities	[2]	23		(4)		12
Net cash from operating activities	[2]	455		162		82
Cash Flows From (Used In) Investing Activities:
Capital expenditures	[2]	(310)		(204)		(79)
Acquisitions	[2]	(6)		(2,479)		(315)
Proceeds from sale of assets	[2]	0		10		0
Other investing activities		(1)		0		0
Net cash used in investing activities	[2]	(317)		(2,673)		(394)
Cash Flows From (Used In) Financing Activities:
Proceeds from debt offering	[2]	250		1,300		806
Proceeds from issuance of common units, net of issuance costs	[2]	95		1,449		701
Proceeds from issuance of general partner units, net of issuance costs	[2]	4		29		8
Quarterly distributions to common and subordinated unitholders	[2]	(240)		(148)		(93)
Quarterly distributions to general partner	[2]	(68)		(35)		(9)
Distributions to Noncontrolling Interests	[2]	(22)		0		0
Distributions in connection with acquisitions	[2]	(250)		(243)		(1,129)
Borrowings under revolving credit agreement	[2]	476		646		794
Repayments under revolving credit agreement	[2]	(431)		(386)		(794)
Repayments of senior notes	[2]	0		(130)		0
Sponsor contributions of equity to the Predecessors	[2]	25		31		43
Financing costs	[2]	(2)		(32)		(16)
Capital contributions by affiliate	[2]	22		26		5
Net cash from (used in) financing activities	[2]	(141)		2,507		316
Increase (Decrease) in Cash and Cash Equivalents	[2]	(3)		(4)		4
Cash and Cash Equivalents, Beginning of Year	[2]	19	[3]	23		19
Cash and Cash Equivalents, End of Year	[2]	$ 16		$ 19	[3]	$ 23

[1]	All periods include the historical results of the Predecessors. See Notes 1 and 2 for further discussion.
[2]	Adjusted to include the historical results of the Predecessors. See Notes 1 and 2 for further discussion.
[3]	Adjusted to include the historical results of the Predecessors. See Notes 1 and 2 for further discussion.